Fair Value Of Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Year
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Minimum impact on valuation of unobservable input on private fixed maturity securities	10.00%
Period end valuation	0
Points at which swap curve dropped below U.S. Treasury curve, number of years		10
Credit spread, basis points, lower limit	60.00%
Credit spread, basis points, upper limit	85.00%
GMWB Non-performance risk impact	$ 109	$ 44